Description of Organization and Business Operations (Details) - USD ($)										6 Months Ended	12 Months Ended
	Nov. 15, 2024	Nov. 13, 2024	Oct. 11, 2024	Mar. 27, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	May 25, 2023	Dec. 14, 2021	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 14, 2025	Jan. 14, 2025	Oct. 21, 2024	Sep. 30, 2024	Sep. 11, 2024	Apr. 08, 2024	Mar. 31, 2024	Nov. 25, 2021
Description of Organization and Business Operations
Common stock, shares issued										28,500,548	26,987,787	24,991,329
Common stock, shares outstanding										28,500,548	26,987,787	24,991,329
Common stock, par value (In dollars per share)										$ 0.001	$ 0.001	$ 0.001
Class A common stock
Description of Organization and Business Operations
Common stock, par value (In dollars per share)										0.001	0.001
Class B common stock
Description of Organization and Business Operations
Common stock, par value (In dollars per share)										0.001	0.001
Southport Acquisition Corp
Description of Organization and Business Operations
Share price										$ 9.2	$ 9.2
Cash										$ 328,610	$ 494,974	$ 2,171,553
Working capital										4,370,038	3,862,447	(2,808,465)
Aggregate redemption amount		$ 12,543,118				$ 197,694,657
Excise tax liability										2,424,524	2,424,524	1,976,947
Marketable securities held in Trust Account										$ 438,166	429,151	44,709,805				$ 12,895,117
Common stock, par value (In dollars per share)																	$ 0.0001
Minimum net tangible assets outstanding subject to non redemption														$ 5,000,001	$ 5,000,001
Number of shares exercised their right to redeem		1,125,126
Redemption price per share		$ 11.15
Southport Acquisition Corp | Angel Studios, Inc.
Description of Organization and Business Operations
Business acquisition equity interest issued value assigned																	$ 1,500,000,000
Business acquisition share price																	$ 10
Southport Acquisition Corp | Sponsor
Description of Organization and Business Operations
Common stock, shares outstanding								4,200,000
Southport Acquisition Corp | Class A common stock subject to redemption
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares		1,125,126	985,170		2,986,952		18,849,935			18,849,935
Aggregate redemption amount		$ 12,543,118			$ 32,214,591	$ 197,694,657	$ 197,694,657				$ (44,757,709)	$ 197,694,657
Number of shares redeemed	1,125,126	1,125,126		2,986,952	2,986,952	18,849,935
Class A ordinary shares subject to possible redemption, issued (in shares)		37,987			1,163,113		4,150,065			37,987	37,987	4,150,065				1,163,113
Common stock subject to possible redemption, shares outstanding		37,987			1,163,113		4,150,065	23,000,000		37,987	37,987	4,150,065
Number of shares exercised their right to redeem					2,986,952		18,849,935
Redemption price per share		$ 11.15	$ 11.08		$ 10.79		$ 10.49
Southport Acquisition Corp | Class A common stock subject to redemption | Angel Studios, Inc.
Description of Organization and Business Operations
Business acquisition share price																	$ 10
Southport Acquisition Corp | Common class not subject to redemption
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares								18,849,935
Aggregate redemption amount								$ 197,694,657
Share redemption payable withdrawn						$ 197,694,657		$ 4,150,065
Number of shares redeemed						18,849,935
Common stock subject to possible redemption, shares outstanding								23,000,000
Southport Acquisition Corp | Class A common stock
Description of Organization and Business Operations
Share price										$ 9.2	$ 9.2
Price of warrants																		$ 11.5
Common stock, shares issued								27,200,000		4,237,987	4,237,987	8,350,065				5,363,113
Common stock, shares outstanding								27,200,000		4,237,987	4,237,987	8,350,065				5,363,113
Aggregate redemption amount										$ 197,694,657
Number of warrants in a unit																		0.5
Number of shares issuable per warrant (in shares)																		1
Number of shares in a unit																		1
Common stock, par value (In dollars per share)										$ 0.0001	$ 0.0001	$ 0.0001
Redemption price per share										$ 10.49
Southport Acquisition Corp | Class A common stock | Sponsor
Description of Organization and Business Operations
Aggregate of non redemption shares issued								4,000,000
Southport Acquisition Corp | Class B common stock
Description of Organization and Business Operations
Common stock, shares issued								1,550,000		1,550,000	1,550,000	1,550,000
Common stock, shares outstanding								1,550,000		1,550,000	1,550,000	1,550,000								5,750,000
Common stock, par value (In dollars per share)										$ 0.0001	$ 0.0001	$ 0.0001
Southport Acquisition Corp | Class B common stock | Sponsor
Description of Organization and Business Operations
Aggregate of non redemption shares transferred								1,499,996		1,237,494	1,237,494								166,666
Shares transferred to consummation of extension								500,000
Additional non redemption shares transferred								166,666
Conversion of Class B common stock								4,200,000
Common stock, shares outstanding										312,506	312,506
Southport Acquisition Corp | Subsequent Events
Description of Organization and Business Operations
Minimum net tangible assets outstanding subject to non redemption													$ 5,000,001
Southport Acquisition Corp | Private placement warrants
Description of Organization and Business Operations
Number of warrants issued									11,700,000
Price of warrants									$ 1
Proceeds from sale of Private Placement Warrants									$ 11,700,000
Southport Acquisition Corp | Public Warrants | Class A common stock
Description of Organization and Business Operations
Number of shares issuable per warrant (in shares)																	0.1
Southport Acquisition Corp | IPO
Description of Organization and Business Operations
Number of shares issued									23,000,000
Share price									$ 10
Proceeds from issuance of shares									$ 230,000,000
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination									100.00%
Southport Acquisition Corp | IPO | Class A common stock
Description of Organization and Business Operations
Price of warrants									$ 11.5
Number of shares issuable per warrant (in shares)									1
Number of shares in a unit									1
Common stock, par value (In dollars per share)									$ 0.0001
Southport Acquisition Corp | IPO | Public Warrants
Description of Organization and Business Operations
Number of warrants in a unit									0.5
Southport Acquisition Corp | Over-allotment
Description of Organization and Business Operations
Number of shares issued									3,000,000
Southport Acquisition Corp | Initial Public Offering, Over-Allotment and the Private Placement
Description of Organization and Business Operations
Number of shares issued									3,000,000
Share price									$ 10.2
Proceeds from issuance of shares									$ 234,600,000
Maturity term of U.S. government securities									185 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination									100.00%
Duration of combination period									18 months